Concentration of Risks - Summary of External Customers with 10% or More of Group's Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue, Major Customer [Line Items]
Revenue	¥ 121,814	$ 17,497	¥ 66,487	¥ 31,695
Customer A [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				4,218
Customer B [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				¥ 3,302
Customer C [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			20,246
Customer D [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			8,775
Customer E [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			7,925
Customer F [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			¥ 7,113
Customer G [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	29,204	4,195
Customer H [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	¥ 28,319	$ 4,068